UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                     ----------------------

                          SCUDDER INVESTMENTS VIT FUNDS
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 FEDERAL STREET
                                BOSTON, MA 02110
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                DANIEL O. HIRSCH
                            DEUTSCHE ASSET MANAGEMENT
                                ONE SOUTH STREET
                               BALTIMORE, MD 21202
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------

                     Date of reporting period: JUNE 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
SCUDDER
INVESTMENTS




Scudder VIT EAFE(R) Equity Index Fund



Class A and B Shares


Semiannual Report
June 30, 2003

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS



LETTER TO SHAREHOLDERS ...................................................   3
PERFORMANCE COMPARISON ...................................................   6

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Schedule of Investments ...............................................   7
   Statement of Assets and Liabilities ...................................  16
   Statement of Operations ...............................................  17
   Statements of Changes in Net Assets ...................................  18
   Financial Highlights ..................................................  19
   Notes to Financial Statements .........................................  21


--------------------------------------------------------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

In the following interview, the portfolio management team discusses Scudder VIT EAFE(R) Equity Index Fund's market environment during the six-month period ended June 30, 2003.

Q: HOW DID SCUDDER VIT EAFE(R)EQUITY INDEX FUND PERFORM OVER THE FIRST HALF OF 2003?

A: Scudder VIT EAFE(R) Equity Index Fund underper-formed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE(R)) Index, (MSCI EAFE(R) Index)1 for the six months ended June 30, 2003. The fund produced a return of 7.53% (VIT Class A shares) for the semi-annual period, as compared to 9.47% for the benchmark. The broad-based MSCI EAFE(R) Index is a group of international-company stocks that is not available for direct investment.

Q: WHAT WERE THE PRIMARY FACTORS IMPACTING THE INTERNATIONAL EQUITY MARKETS DURING THE PAST SIX MONTHS?

A: International equities, like the broad U.S. equity markets, experienced a welcome turnabout from the past three years, gaining ground for the six months ended June 30, 2003. Still, the MSCI EAFE(R)Index saw divergent performance within the semi-annual period.

During the first quarter, the MSCI EAFE(R) Index declined 8.04%, as international equities reversed course from the rebound of the fourth quarter of 2002 given a wide diversity of geopolitical concerns, including the war in Iraq, and continued weakness in the global economy. The economies of Europe were especially sluggish, even though the general expectation in Europe was for ongoing stimulative policies. After several years of declines in the international equity markets, the general view was that most of the excesses of the 1990s had been erased, although concerns of idiosyncratic corporate malfeasance, including those scandals in the U.S., continued to plague the larger international markets.

During the second quarter, the MSCI EAFE(R) Index rose by an impressive 19.27%. Nearly 3.5% of the MSCI EAFE(R) Index's quarterly gains for U.S. investors was attributable to currency, as the U.S. dollar continued its decline. In local currency terms, the MSCI EAFE(R) Index increased by 14.2%, still a significant advance by any measure. Indeed, with the exception of Hong Kong, which remained impacted by the economic implications of the SARS virus, all major overseas equity markets generated double-digit returns for the quarter. All major market sectors also scored double-digit gains during the quarter, except for consumer non-durables, which still produced positive returns. The primary reason for the rally was the signs of improvement shown in the U.S. economy. International economies embraced the signals and advanced sharply.

Q: WHICH COUNTRIES WITHIN THE MSCI EAFE(R)INDEX WERE THE BEST AND WORST PERFORMERS?

A: On a regional basis, the Pacific Basin ex-Japan gained 16.03% in U.S. dollar terms, as measured by MSCI Pacific ex-Japan Index,2 outperforming Europe's return of 10.77% in U.S. dollar terms, as measured by the MSCI Europe Index,3 for the semi-annual period. Japan, as measured by the MSCI Japan Index,4 produced a six-month return of 2.92% in U.S. dollar terms.

Within the individual MSCI country markets, the best performance for the semi-annual period came from New Zealand, Spain and Austria. The Netherlands, Japan and Hong Kong were the worst performers within the MSCI

--------------------------------------------------------------------------------
1 The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. The MSCI EAFE(R) Index contains approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.
2 MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan.
3 MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe.
4 MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Country Allocation
As of June 30, 2003
(percentages are based on market value of total equities in the Fund) A Fund's country allocation is subject to change.



United Kingdom ..............   22.64%
Japan .......................   18.02
France ......................    8.11
Switzerland .................    6.34
Germany .....................    5.48
Netherlands .................    4.63
Australia ...................    4.52
Spain .......................    3.24
Italy .......................    3.21
Sweden ......................    2.23
All other countries .........   21.58
                             --------
                              100.00%
                             ========

EAFE(R)Index. The U.K. remains the largest country in the MSCI EAFE(R)Index based on its 27.4% of the market capitalization of the Index. The more defensive U.K. market within the MSCI Europe Index returned 8.25% in U.S. dollar terms for the semi-annual period.

Consumer non-durables was the best performing sector within the MSCI EAFE(R) Index for the six month period. Banks and technology were the worst performing sectors in the Index during the first half of the year.

Q: WHAT WERE THE MAJOR CHANGES TO THE MSCI EAFE(R)INDEX DURING THE SEMI-ANNUAL PERIOD?

A: On May 30, 2003, the annual full country review of the MSCI EAFE(R) Index became effective after the market close in each member country. This annual reconstitution was notable as the first full rebalance since MSCI completed its transition to free float adjustment at the end of May 2002. Specifically, there were 69 additions, 51 deletions, and 252 free float adjustments to the MSCI EAFE(R) Index, which measures 21 developed equity markets, excluding North America. These changes had several effects. Most notably, the Pacific Basin, including Japan, increased its MSCI EAFE(R) Index weight by 0.40%, with a corresponding drop in Europe. Within Europe, France experienced the

INVESTMENT REVIEW

-------------------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Returns               Average Annual Total Returns
Periods Ended              6 Months     1 Year    3 Years    5 Years           Since   1 Year    3 Years     5 Years      Since
June 30, 2003                                                            Inception 1                                Inception 1
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund 2
  Class A                    7.53%     (11.69)%   (43.91)%   (29.77)%      (23.31)%   (11.69)%   (17.53)%    (6.82)%    (4.43)%
  Class B                    7.35%     (12.10)%      n/a        n/a        (15.37)%   (12.10)       n/a        n/a     (13.34)%
-------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE(R)Index 3          9.47%      (6.46)%   (35.32)%   (18.46)%       (7.99)%    (6.46)%   (13.52)%    (4.00)%    (1.42)%
-------------------------------------------------------------------------------------------------------------------------------
Lipper International Equity
  Fund Average 4             8.58%      (7.97)%   (36.27)%   (16.10)%       (5.96)%    (7.97)%   (14.36)%    (3.79)%    (1.36)%
-------------------------------------------------------------------------------------------------------------------------------

1  The Fund's inception dates are: Class A Shares: August 22, 1997, Class B
   Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning August 22, 1997 for the MSCI EAFE(R) Index and August 31, 1997 for the Lipper International Equity Fund Average.
2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gains distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Returns are net of the portfolio's management fee and other operating expenses. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
3 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


Ten Largest Stock Holdings
As of June 30, 2003
(percentages are based on total net assets of the Fund)
A Fund's holdings are subject to change.
-----------------------------------------------------------

BP PLC .................................... 2.15%
Vodafone Group PLC ........................ 1.85
HSBC Holdings PLC ......................... 1.77
GlaxoSmithKline PLC ....................... 1.68
Total SA .................................. 1.37
Royal Dutch Petroleum Co .................. 1.35
Novartis AG ............................... 1.31
Nestle SA ................................. 1.15
Nokia Oyj ................................. 1.10
Royal Bank of Scotland Group PLC .......... 1.06

greatest increase in Index weight, while Switzerland experienced the largest decrease. On a sector level, financials grew in weight within the MSCI EAFE(R) Index after the changes, accounting at June 30, 2003 for 24.2% of the Index's market capitalization. Health care saw the greatest decrease in Index weighting. On a security level, the top five MSCI EAFE(R) Index weight increases were Spain's Banco Popular Espanol, Japan's Toyota Motor and Honda Motor, France's Vivendi Environment, and Italy's Banco Di Verona E Novara. The top five weight MSCI EAFE(R) Index decreases were Switzerland's Novartis and UBS, Italy's ENI, the U.K.'s British Petroleum, and France's Sanofi-Synthelabo.

Q: WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

A: As managers of an index fund designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

SCUDDER VIT EAFE(R) EQUITY INDEX FUND--CLASS A SHARES AND MSCI EAFE(R) INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)2

           Scudder VIT EAFE(R)
           Equity Index Fund-    MSCI EAFE(R)
          Class A Shares $7,669  Index3 $9,205
-----------------------------------------------
 8/22/97          $10000            $10000
 8/31/97            9590             10000
 9/30/97           10160             10560
10/31/97            9350              9748
11/30/97            9270              9649
12/31/97            9340              9732
 1/31/98            9790             10177
 2/28/98           10390             10831
 3/31/98           10700             11164
 4/30/98           10790             11252
 5/31/98           10730             11197
 6/30/98           10920             11282
 7/31/98           10960             11396
 8/31/98            9730              9984
 9/30/98            9490              9678
10/31/98           10410             10686
11/30/98           10930             11233
12/31/98           11358             11676
 1/31/99           11388             11641
 2/28/99           11073             11364
 3/31/99           11541             11838
 4/30/99           11998             12317
 5/31/99           11337             11683
 6/30/99           11825             12138
 7/31/99           12140             12499
 8/31/99           12231             12545
 9/30/99           12292             12672
10/31/99           12780             13147
11/30/99           13278             13603
12/31/99           14492             14825
 1/31/00           13469             13884
 2/29/00           13917             14257
 3/31/00           14386             14810
 4/30/00           13576             14031
 5/31/00           13246             13689
 6/30/00           13672             14224
 7/31/00           13107             13628
 8/31/00           13214             13747
 9/30/00           12510             13077
10/31/00           12212             12768
11/30/00           11690             12290
12/31/00           12078             12726
 1/31/01           12035             12720
 2/28/01           11081             11766
 3/31/01           10311             10981
 4/30/01           11038             11744
 5/31/01           10604             11329
 6/30/01           10116             10866
 7/31/01            9888             10668
 8/31/01            9606             10398
 9/30/01            8674              9345
10/31/01            8782              9584
11/30/01            9097              9938
12/31/01            9097              9997
 1/31/02            8587              9466
 2/28/02            8587              9532
 3/31/02            9032             10093
 4/30/02            9032             10114
 5/31/02            9118             10242
 6/30/02            8685              9834
 7/31/02            7807              8864
 8/31/02            7774              8843
 9/30/02            6852              7894
10/31/02            7156              8318
11/30/02            7449              8695
12/31/02            7132              8407
 1/31/03            6845              8056
 2/28/03            6669              7872
 3/31/03            6482              7718
 4/30/03            7090              8474
 5/31/03            7518              8987
 6/30/03            7669              9205


--------------------------------------------------------------------------------------------------------
                                                                            Average Annual Total Returns
Periods Ended                                            1 Year       3 Years      5 Years         Since
June 30, 2003                                                                                Inception 2
--------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund--Class A Shares    (11.69)%      (17.53)%     (6.82)%        (4.43)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                               Cumulative Total Returns
Periods Ended                                                                     1 Year          Since
June 30, 2003                                                                               Inception 4
--------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund--Class B Shares                              (12.10)%       (13.34)
--------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gains distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. Returns are net of the portfolio's management fee and other operating expenses.
2 Class A Shares commenced operations on August 22, 1997. Benchmark return is for the period beginning August 22, 1997.
3 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B Shares from inception through June 30, 2003: $8,463.
--------------------------------------------------------------------------------
                                       6

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
             COMMON STOCKS--81.18%
             AUSTRALIA--4.14%
 11,576      Alumina Ltd ......................... $ 31,598
  9,031      Amcor Ltd ...........................   49,181
 10,227      AMP Ltd .............................   34,088
    459      Ansell Ltd.1 ........................    1,801
  4,258      Aristocrat Leisure Ltd ..............    3,798
 13,485      Australia and New Zealand
             Banking Group Ltd ...................  168,306
  5,969      Australian Gas and Light Co., Ltd ...   43,835
 33,340      BHP Billiton Ltd ....................  193,188
  5,691      BHP Steel Ltd .......................   14,198
  6,987      Boral Ltd ...........................   23,711
 10,481      Brambles Industries Ltd .............   32,123
 18,546      CFS Gandel Retail Trust .............   16,543
  5,871      Coca Cola Amatil Ltd ................   22,483
    320      Cochlear Ltd ........................    6,932
 12,450      Coles Myer Ltd ......................   58,448
 10,625      Commonwealth Bank of Australia ......  210,566
  4,366      Computershare Ltd ...................    5,475
  1,455      CSL Ltd .............................   11,661
 12,109      CSR Ltd .............................   15,755
 21,106      Foster' s Group Ltd .................   59,592
 20,149      General Property Trust ..............   39,458
 14,060      Insurance Australia Group Ltd .......   32,060
  6,251      James Hardie Industries NV ..........   29,514
  4,284      Lend Lease Corp., Ltd ...............   23,990
  2,289      Macquarie Bank Ltd ..................   44,212
 19,349      Macquarie Infrastructure Group ......   46,586
 12,352      Mayne Group Ltd .....................   22,698
  6,473      Mirvac Group ........................   19,275
 13,084      National Australia Bank Ltd .........  293,959
 14,248      News Corp., Ltd .....................  107,022
  2,171      Onesteel Ltd ........................    2,795
  1,838      Orica Ltd ...........................   13,350
    605      PaperlinX Ltd .......................    1,858
  1,176      Patrick Corp., Ltd ..................    9,898
  6,060      QBE Insurance Group Ltd .............   37,878
 12,109      Rinker Group Ltd ....................   42,554
  3,162      Rio Tinto Ltd .......................   61,943
  6,574      Santos Ltd ..........................   26,013
  5,697      Southcorp Ltd .......................   10,774
 11,213      Stockland Trust Group ...............   37,676
  5,751      Suncorp-Metway Ltd ..................   44,741
  4,972      TABCORP Holdings Ltd ................   35,913
 20,049      Telstra Corp., Ltd ..................   59,163
  3,782      Wesfarmers Ltd ......................   64,172
  4,696      Westfield Holdings Ltd ..............   45,981
 22,136      Westfield Trust Ltd .................   51,218
 15,866      Westpac Banking Corp., Ltd ..........  172,911
 11,576      WMC Resources Ltd.1 .................   27,250
  5,898      Woodside Petroleum Ltd ..............   48,970
  9,785      Woolworths Ltd ......................   82,161
                                                 ----------
                                                  2,539,275
                                                 ----------

-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
             AUSTRIA--0.10%
  150        Erste Bank Der Oesterreichischen
             Sparkassen AG .......................$  13,255
  180        Flughaffen Wien AG ..................    6,542
   60        Oesterreichische
             Elektrizitaetswirtschafts
             AG--Class A .........................    5,528
  160        OMV AG ..............................   19,222
1,019        Telekom Austria AG1 .................   11,561
   40        VA Technologie AG1 ..................    1,057
  270        Wienerberger AG .....................    4,744
                                                 ----------
                                                     61,909
                                                 ----------
             BELGIUM--0.92%
1,095        Agfa Gevaert NV .....................   23,250
   43        Barco NV ............................    2,573
  168        Bekaert NV ..........................    7,852
  235        Colruyt SA ..........................   16,246
  492        Delhaize Group ......................   14,972
6,154        Dexia ...............................   77,807
  288        Electrabel SA .......................   73,387
9,304        Fortis ..............................  161,545
1,008        Fortis--Strip VVPR1 .................       11
  808        Groupe Bruxelles Lambert SA .........   36,558
1,772        Interbrew ...........................   39,375
1,044        KBC Bankverzekeringsholding .........   40,989
   14        S.A. D' Ieteren NV ..................    2,006
  502        Solvay SA ...........................   34,588
1,072        UCB SA ..............................   29,372
                                                 ----------
                                                    560,531
                                                 ----------
             DENMARK--0.61%
   10        A/S Dampskibsselskabet Svendborg--
             Class B .............................   54,095
  300        Carlsberg AS--Class B ...............   10,734
   79        Coloplast AS--Class B ...............    6,105
  701        Danisco AS ..........................   27,465
4,343        Danske Bank AS ......................   84,577
  594        Group 4 Falck AS ....................    9,869
  772        H. Lundbeck AS ......................   15,631
  286        ISS AS ..............................   10,211
  280        NKT Holding AS ......................    3,873
2,168        Novo-Nordisk AS--Class B ............   75,896
  715        Novozymes AS--Class B ...............   19,892
1,165        TDC AS ..............................   34,841
1,288        Vestas Wind Systems AS ..............   14,731
  286        William Demant Holdings AS1 .........    6,542
                                                 ----------
                                                    374,462
                                                 ----------
             FINLAND--1.55%
4,200        Fortum Oyj ..........................   33,665
  500        Instrumentarium Corp ................   19,005
  300        Kesko Oyj--B Shares .................    3,521
  500        Kone Corp.--B Shares ................   20,957


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       7

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
  1,100      Metso Corp .......................... $  9,790
 40,900      Nokia Oyj ...........................  673,510
  1,100      Outokumpu Oyj .......................    9,663
    300      Pohjola Group PLC--D Shares .........    5,136
  3,500      Sampo Oyj--A Shares5 ................   25,683
  6,700      Stora Enso Oyj--R Shares ............   74,862
    600      TietoEnator Oyj .....................   10,101
  4,400      UPM-Kymmene Oyj .....................   64,220
    100      Wartsila Oyj--B Shares ..............    1,242
                                                   --------
                                                    951,355
                                                   --------
             FRANCE--7.74%
  1,835      Accor SA ............................   66,377
  9,598      Alcatel SA--Class A1 ................   86,521
    776      Autoroutes du Sud de la France ......   22,679
  5,760      Aventis SA ..........................  316,899
 12,542      Axa .................................  194,578
    137      BIC .................................    5,333
  6,926      BNP Paribas SA ......................  351,939
  1,766      Bouygues SA .........................   48,753
  1,084      Cap Gemini SA1 ......................   38,489
  5,104      Carrefour SA ........................  250,154
    265      Casino Guichard-Perrachon SA ........   20,693
  2,952      Compagnie de Saint Gobain ...........  116,172
  1,473      Compagnie Generale des
             Etablissements Michelin--Class B ....   57,511
  2,589      Credit Agricole SA ..................   49,204
    405      Dassault Systemes SA ................   13,301
  1,088      Essilor International SA ............   43,829
  3,050      European Aeronautic Defense
             and Space Co ........................   37,406
  6,317      France Telecom SA1 ..................  154,947
    130      Gecina SA ...........................   15,078
  1,053      Groupe Danone .......................  145,709
    908      L' Air Liquide SA ...................  134,612
  3,055      L' Oreal SA .........................  215,403
  1,464      LaFarge SA ..........................   85,730
  1,382      Lagardere S.C.A .....................   60,068
  2,019      LVMH Moet-Hennessy Louis
             Vuitton SA ..........................  100,136
    596      Pechiney SA .........................   21,395
    488      Pernod-Ricard SA ....................   43,542
    692      Pinault-Printemps-Redoute SA ........   52,129
  1,506      PSA Peugeot Citroen .................   73,154
    711      Publicis SA .........................   19,081
  1,462      Renault SA ..........................   77,296
    208      Sagem SA ............................   16,720
  3,181      Sanofi-Synthelabo SA ................  186,297
  1,914      Schneider Electric SA ...............   89,983
  2,715      Societe Generale--A Shares ..........  172,100
  1,116      Societe Television Francaise ........   34,346
    778      Sodexho Alliance SA .................   20,995
  7,624      Suez SA .............................  121,344
  2,040      Suez SA--Strip VVPR1 ................       23


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
    101      Technip-Coflexip SA ................. $  8,838
    608      Thomson CSF .........................   18,048
  1,691      Thomson Multimedia ..................   26,079
  5,539      Total SA ............................  837,064
    468      Total SA--Strip VVPR1 ...............        5
    344      Unibail (Union du Credit-Bail
             Immobilier) 25,479
    488      Valeo SA ............................   16,924
  1,842      Veolia Environment ..................   37,863
    735      Vinci SA ............................   49,587
  7,696      Vivendi Universal SA1 ...............  140,077
  4,116      Wanadoo1 ............................   27,556
                                                  ---------
                                                  4,747,446
                                                  ---------
             GERMANY--5.13%
    350      Adidas Salomon AG ...................   29,931
  2,293      Allianz AG ..........................  190,587
    600      Altana AG ...........................   37,854
  4,850      BASF AG .............................  207,184
  5,550      Bayer AG ............................  128,613
  2,796      Bayerische Hypo-und Vereinsbank AG 1    46,203
    451      Bayerische Hypo-und Vereinsbank AG 1     7,406
    250      Beiersdorf AG .......................   33,417
    275      Celesio AG ..........................   10,806
  3,250      Commerzbank AG ......................   45,457
    800      Continental AG ......................   16,793
  7,737      DaimlerChrysler AG ..................  270,096
  4,527      Deutsche Bank AG5 ...................  293,614
    700      Deutsche Boerse AG ..................   37,081
  2,000      Deutsche Lufthansa AG ...............   23,426
  3,550      Deutsche Post AG ....................   52,140
 17,829      Deutsche Telekom AG1,5 ..............  272,097
  5,010      E.ON AG .............................  257,571
    450      Epcos AG1 ...........................    5,798
    350      Fresenius Medical Care AG ...........   17,323
    390      HeidelbergCement AG1,5 ..............    8,608
     29      HeidelbergCement AG1 ................      648
     52      HeidelbergCement AG--Strip VVPR1 ....       --
    650      Henkel KGaA .........................   40,240
  2,400      Infineon Technologies AG1 ...........   23,206
    550      KarstadtQuelle AG ...................   11,773
    966      Linde AG ............................   35,764
    750      MAN AG ..............................   12,678
    500      Marschollek, Lauenschlaeger
             und Partner AG1 .....................    7,464
    500      Merck KGaA ..........................   14,526
  1,110      Metro AG ............................   35,882
    974      Muenchener Rueckversicherungs-
             Gesellschaft AG .....................   99,299
    820      Qiagen NV1 ..........................    6,921
  3,300      RWE AG ..............................   99,627
  1,800      SAP AG ..............................  212,283
  1,600      Schering AG5 ........................   78,234
  6,900      Siemens AG ..........................  338,495

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund

SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------

 2,600       ThyssenKrupp AG .................... $  29,976
 1,343       TUI AG .............................    19,972
 2,060       Volkswagen AG ......................    87,077
                                                  ---------
                                                  3,146,070
                                                  ---------
             GREECE--0.37%
 1,250       Alpha Bank A.E .....................    21,790
 1,300       Bank of Piraeus ....................     9,823
   650       Coca-Cola Hellenic Bottling Co. SA .    10,853
   900       Commercial Bank of Greece ..........    15,771
 1,330       EFG Eurobank Ergasias ..............    20,069
 1,444       Greek Organization of Football
             Prognostics                             14,725
 2,170       Hellenic Petroleum SA ..............    14,602
 2,130       Hellenic Telecommunications
             Organization SA (OTE) ..............    25,193
   810       Intracom SA1 .......................     5,358
 1,701       National Bank of Greece SA .........    28,792
 2,570       Panafon Hellenic Telecom SA ........    17,058
   720       Public Power Corp ..................    12,981
   410       Titan Cement Co. SA ................    14,840
 2,360       Viohalco, Hellenic Copper and
             Aluminum Industry SA ...............    11,762
                                                  ---------
                                                    223,617
                                                  ---------
             HONG KONG--1.17%
 1,000       ASM Pacific Technology Ltd .........     2,924
10,291       Bank of East Asia Ltd ..............    20,323
17,000       BOC Hong Kong (Holdings) Ltd .......    17,113
10,000       Cathay Pacific Airways Ltd .........    13,465
13,000       Cheung Kong Holdings Ltd ...........    78,185
16,200       CLP Holdings Ltd ...................    70,840
 6,232       Esprit Holdings Ltd ................    15,224
 5,000       Hang Lung Properties Ltd ...........     4,520
 6,800       Hang Seng Bank Ltd .................    71,940
 5,000       Henderson Land Development Co., Ltd.    14,362
28,661       Hong Kong and China Gas Co., Ltd ...    36,202
12,500       Hong Kong Electric Holdings Ltd ....    49,050
 6,000       Hong Kong Exchanges & Clearing Ltd.      8,618
18,000       Hutchison Whampoa Ltd ..............   109,642
13,000       Johnson Electric Holdings Ltd ......    16,087
13,000       Li & Fung Ltd ......................    16,754
 6,500       MTR Corp., Ltd .....................     7,460
10,553       New World Development Co., Ltd .....     4,094
19,772       PCCW Ltd.1 .........................    12,234
14,000       Shangri-La Asia Ltd ................     8,887
12,301       Sino Land Co., Ltd .................     3,825
12,191       Sun Hung Kai Properties Ltd ........    61,595
 7,000       Swire Pacific Ltd.--Class A ........    30,610
 3,000       Television Broadcasts Ltd ..........    10,753
 9,693       Wharf Holdings Ltd .................    18,645
 6,000       Yue Yuen Industrial Holdings Ltd ...    15,350
                                                  ---------
                                                    718,702
                                                  ---------


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
             IRELAND--0.62%
 7,682       Allied Irish Banks PLC ............. $ 115,474
 8,629       Bank of Ireland ....................   104,144
 4,576       CRH PLC ............................    71,728
   515       DCC PLC ............................     6,919
 2,377       Elan Corp. PLC1 ....................    12,283
 1,530       Independent News & Media PLC .......     2,776
 2,449       Irish Life & Permanent PLC .........    26,436
 1,199       Kerry Group PLC--Class A ...........    18,533
 2,876       Ryanair Holdings PLC1 ..............    20,708
                                                  ---------
                                                    379,001
                                                  ---------
             ITALY--3.07%
 3,017       Alleanza Assicurazioni5 ............    28,686
 8,315       Assicurazioni Generali .............   192,688
 1,636       Autogrill SPA1 .....................    17,848
 1,807       Banca Fideuram SPA .................     9,856
28,920       Banca Intesa SPA ...................    92,490
 4,470       Banca Monte dei Paschi di Siena SPA     12,191
 9,746       Banca Nazionale del Lavoro1 ........    16,340
 1,854       Banca Popolare di Milano Scrl ......     8,112
 3,116       Banco Popolare di Verona e Novara Scrl1 42,581
 1,126       Benetton Group SPA .................    11,676
 1,080       Bulgari SPA ........................     6,015
10,456       Capitalia SPA1 .....................    18,431
18,680       Enel SPA ...........................   116,479
22,348       Eni SPA5 ...........................   337,984
 2,290       Fiat SPA1 ..........................    16,672
10,267       FinecoGroup SPA1 ...................     5,518
54,142       Finmeccanica SPA ...................    34,693
 1,344       Gruppo Editoriale L' Espresso SPA ..     5,325
 4,343       IntesaBci SPA ......................     9,974
   833       Italcementi SPA ....................     9,489
   794       Luxottica Group SPA ................    10,841
 4,654       Mediaset SPA .......................    39,388
 3,601       Mediobanca SPA .....................    35,935
 1,035       Mediolanum SPA .....................     5,776
 1,581       Mondadori (Arnoldo) Editore SPA ....    11,474
 2,009       Parmalat Finanziaria SPA ...........     6,321
 8,934       Pirelli SPA1 .......................     9,049
 2,840       Ras SPA ............................    43,082
 9,154       San Paolo-IMI SPA ..................    85,042
32,066       Seat Pagine Gialle SPA1 ............    22,278
 4,241       Snam Rete Gas SPA ..................    16,656
33,155       Telecom Italia Mobile SPA ..........   163,334
18,281       Telecom Italia RNC5 ................   100,136
19,545       Telecom Italia SPA .................   176,862
   724       Tiscali SPA1 .......................     3,700
32,996       UniCredito Italiano SPA ............   157,246
                                                  ---------
                                                  1,880,168
                                                  ---------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       9

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
             JAPAN--17.21%
 1,000       77 Bank Ltd ........................ $   4,539
 1,000       Acom Co., Ltd ......................    36,144
   700       Advantest Corp .....................    31,014
 2,000       AEON Co., Ltd.1 ....................    45,805
   250       AIFUL Corp .........................    10,660
 6,000       Ajinomoto Co., Inc .................    57,464
 1,000       Alps Electric Co ...................    12,809
 2,000       Amada Co., Ltd .....................     6,429
   300       Aoyama Trading Co., Ltd ............     3,998
 5,000       Asahi Breweries Ltd ................    30,189
15,000       Asahi Chemical Industry Co., Ltd ...    42,848
 7,000       Asahi Glass Co., Ltd ...............    43,431
 5,000       Bank of Fukuoka Ltd ................    19,196
10,000       Bank of Yokohama Ltd ...............    32,646
   800       Benesse Corp .......................    13,791
 7,000       Bridgestone Corp ...................    95,024
 7,000       Canon, Inc .........................   321,216
 1,000       Casio Computer Co., Ltd ............     6,388
    10       Central Japan Railway Co ...........    71,622
 8,000       Chiba Bank Ltd .....................    28,382
 5,900       Chubu Electric Power Co., Inc ......   107,608
 2,000       Chugai Pharmaceutical Co., Ltd .....    22,719
 1,000       Citizen Watch Co., Ltd .............     5,372
   700       Credit Saison Co., Ltd .............    11,479
   800       CSK Corp ...........................    21,786
 6,000       Dai Nippon Printing Co., Ltd .......    63,460
 3,000       Daichi Pharmaceutical Co., Ltd .....    39,076
 2,000       Daikin Industries Ltd ..............    36,727
 6,000       Dainippon Ink & Chemicals, Inc .....    12,142
 1,100       Daito Trust Construction Co., Ltd ..    23,131
 4,000       Daiwa House Industry Co., Ltd ......    27,516
13,000       Daiwa Securities Co., Ltd ..........    74,703
 4,800       Denso Corp .........................    76,072
    30       East Japan Railway Co ..............   133,417
 3,000       Ebara Corp .........................    10,543
 2,000       Eisai Co., Ltd .....................    41,141
 1,300       Fanuc Ltd ..........................    64,418
   200       Fast Retailing Co., Ltd ............     6,179
 4,000       Fuji Photo Film Co .................   115,594
     2       Fuji Television Network, Inc .......     7,062
 4,000       Fujikura Ltd .......................    13,192
 2,000       Fujisawa Pharmaceutical Co., Ltd ...    37,477
18,000       Fujitsu Ltd.1 ......................    73,754
 4,000       Furukawa Electric Co., Ltd .........    13,059
 2,000       Gunma Bank Ltd .....................     9,094
 2,000       Hankyu Department Stores, Inc ......    11,643
   300       Hirose Electric Co., Ltd ...........    24,809
24,000       Hitachi Ltd ........................   101,736
 6,600       Honda Motor Co., Ltd ...............   250,094
 1,000       House Foods Corp ...................     9,161
 1,200       Hoya Corp ..........................    82,648


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
 2,000       Isetan Co. Ltd .....................  $ 13,475
10,000       Ishikawajima-Harima Heavy
             Industries Co., Ltd ................    11,243
 3,000       Ito-Yokado Co., Ltd ................    71,830
17,000       Itochu Corp ........................    42,757
 6,000       Japan Airlines System Corp .........    13,092
     8       Japan Tobacco, Inc .................    43,240
 4,025       JFE Holdings, Inc ..................    60,337
 1,000       JGC Corp ...........................     6,729
 6,000       Joyo Bank Ltd ......................    16,740
 1,000       JSR Corp ...........................    12,151
 8,000       Kajima Corp ........................    18,988
 5,700       Kansai Electric Power Co., Inc .....    89,909
 5,000       Kao Corp ...........................    93,067
14,000       Kawasaki Heavy Industries Ltd ......    14,341
 5,000       Keihin Electric Express Railway ....    24,443
             Co., Ltd.
 7,000       Keio Electric Railway Co., Ltd .....    31,947
 3,000       Keneka Corp ........................    18,488
   330       Keyence Corp .......................    60,462
 3,000       KIKKOMAN Corp ......................    19,813
 1,000       Kinden Corp ........................     3,356
17,630       Kinki Nippon Railway1 ..............    45,809
 6,000       Kirin Brewery Co., Ltd .............    42,174
 1,000       Kokuyo Co., Ltd ....................     9,527
11,000       Komatsu Ltd ........................    42,140
 1,000       Konami Co., Ltd ....................    17,905
 3,000       Konica Corp ........................    34,154
11,000       Kubota Corp ........................    29,865
 5,000       Kuraray Co., Ltd ...................    32,813
 1,000       Kurita Water Industries Ltd ........    11,068
 1,600       Kyocera Corp .......................    91,543
 1,000       Kyowa Hakko Kogyo Co., Ltd .........     5,397
 3,500       Kyushu Electric Power Co., Inc .....    54,478
   300       Lawson, Inc ........................     8,245
   200       Mabuchi Motor Co., Ltd .............    15,290
11,000       Marubeni Corp ......................    14,291
 4,000       Marui Co., Ltd .....................    35,544
18,596       Matsushita Electric Industrial
             Co., Ltd. ..........................   184,140
 5,000       Matsushita Electric Works Ltd ......    29,606
 4,000       Meiji Seika Kaisha Ltd .............    13,092
   400       Meitec Corp ........................    12,159
    13       Millea Holdings, Inc ...............    99,388
 4,000       Minabea Co., Ltd ...................    15,857
16,000       Mitsubishi Chemical Corp ...........    32,646
10,000       Mitsubishi Corp ....................    69,373
19,000       Mitsubishi Electric Corp ...........    61,711
 9,000       Mitsubishi Estate Co., Ltd .........    60,937
32,000       Mitsubishi Heavy Industries Ltd ....    82,882
10,000       Mitsubishi Materials Corp.1 ........    12,825
 4,000       Mitsubishi Rayon Co., Ltd ..........    10,660
    32       Mitsubishi Tokyo Financial
             Group, Inc. (MTFG) .................   144,710

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
 13,000      Mitsui & Co ........................ $  65,176
  7,000      Mitsui Chemicals, Inc ..............    32,355
  8,000      Mitsui Fudosan Co., Ltd ............    51,101
 11,810      Mitsui Marine and Fire
             Insurance Co., Ltd.1 ...............    54,784
  4,000      Mitsui Mining & Smelting Co., Ltd ..    11,826
  1,900      Mitsui Trust Holdings, Inc.1 .......     4,177
  5,000      Mitsukoshi Ltd .....................    13,158
  2,200      Murata Manufacturing Co., Ltd ......    86,479
    100      Namco Ltd ..........................     1,596
 13,000      NEC Corp.1 .........................    64,959
  3,000      NGK Insulators Ltd .................    16,640
  1,000      NGK Spark Plug Co., Ltd ............     7,012
    200      Nidec Corp .........................    13,208
 15,000      Nikko Cordial Corp .................    60,212
  3,000      Nikon Corp.1 .......................    24,710
  1,000      Nintendo Co., Ltd ..................    72,705
  1,000      Nippon Comsys Corp .................     5,097
  8,000      Nippon Express Co., Ltd ............    31,047
  2,000      Nippon Meat Packers, Inc ...........    18,888
  5,500      Nippon Mining Holdings, Inc ........    11,909
 12,000      Nippon Mitsubishi Oil Corp .........    52,067
  3,000      Nippon Sheet Glass Co., Ltd ........     8,994
 58,000      Nippon Steel Corp ..................    79,700
     45      Nippon Telegraph & Telephone Corp ..   176,515
     10      Nippon Unipac Holding ..............    39,059
 10,000      Nippon Yusen Kabushiki Kaisha ......    38,976
 22,000      Nissan Motor Co., Ltd ..............   210,335
  2,000      Nisshin Seifun Group, Inc ..........    14,208
  1,100      Nissin Food Products Co., Ltd ......    22,948
  1,600      Nitto Denko Corp ...................    52,367
 16,000      Nomura Holdings, Inc ...............   203,073
  5,000      NSK Ltd ............................    15,907
  3,000      NTN Corp ...........................    11,093
     15      NTT Data Corp ......................    46,221
    151      NTT DoCoMo, Inc ....................   326,962
  6,000      Obayashi Corp ......................    18,389
  8,000      Oji Paper Co., Ltd .................    34,978
  2,000      Olympus Optical Co., Ltd ...........    41,391
  2,000      Omron Corp .........................    33,729
  1,000      Onward Kashiyama Co., Ltd ..........     8,078
    300      Oracle Corp. Japan .................    10,793
    600      Oriental Land Co., Ltd .............    26,284
    700      Orix Corp ..........................    38,709
 17,000      Osaka Gas Co., Ltd .................    42,049
  1,100      Pioneer Corp .......................    24,735
    700      Promise Co., Ltd ...................    26,175
 50,000      Resona Holdings, Inc.1 .............    34,562
  6,000      Ricoh Co., Ltd .....................    98,039
  1,000      Rohm Co., Ltd ......................   109,015
  3,000      Sankyo Co., Ltd ....................    35,828
 17,000      Sanyo Electric Co., Ltd ............    58,189


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
  1,500      Secom Co., Ltd ..................... $ 43,973
    800      Sega Enterprises Ltd.1 .............    5,683
  2,000      Sekisui Chemical Co., Ltd ..........    6,762
  6,000      Sekisui House Ltd.5 ................   45,472
  4,000      Seven-Eleven Japan Co., Ltd ........   99,604
  9,000      Sharp Corp .........................  115,503
    200      Shimamura Co., Ltd .................   11,043
  1,100      Shimano, Inc .......................   17,296
  6,000      Shimizu Corp .......................   16,640
  3,500      Shin-Etsu Chemical Co., Ltd ........  119,509
  2,000      Shionogi & Co., Ltd ................   27,100
  3,000      Shiseido Co., Ltd ..................   29,157
  7,000      Shizuoka Bank Ltd ..................   46,929
 10,000      Showa Denko K.K.1 ..................   17,406
  2,000      Showa Shell Sekiyu K.K .............   14,358
  1,000      Skylark Co., Ltd ...................   11,868
    600      SMC Corp ...........................   50,518
  2,600      Softbank Corp ......................   49,261
  7,600      Sony Corp ..........................  213,933
  1,000      Stanley Electric Co., Ltd ..........   14,249
 13,000      Sumitomo Chemical Co., Ltd .........   40,816
  8,000      Sumitomo Corp ......................   36,910
  7,000      Sumitomo Electric Industries .......   51,126
  2,000      Sumitomo Heavy Industries Ltd.1 ....    2,965
  8,000      Sumitomo Metal Industries ..........    5,530
  6,000      Sumitomo Metal Mining Co ...........   22,986
     35      Sumitomo Mitsui Financial Group, ...   76,369
             Inc.5
  2,000      Sumitomo Osaka Cement Co., Ltd .....    3,931
  2,000      Sumitomo Realty & Development
             Co., Ltd ...........................    8,894
 11,000      Sumitomo Trust and Banking Co., ....   38,018
             Ltd
 10,000      Taiheiyo Cement Corp ...............   17,156
  9,000      Taisei Corp ........................   17,689
  2,000      Taisho Pharmaceutical Co ...........   28,882
  1,000      Taiyo Yuden Co., Ltd ...............    9,744
  1,000      Takara Holdings, Inc ...............    5,397
  2,000      Takashimaya Co., Ltd ...............    9,944
  7,000      Takeda Chemical Industries .........  258,255
    830      Takefuji Corp ......................   43,064
  1,200      TDK Corp ...........................   59,263
  7,000      Teijin Ltd .........................   17,489
  2,300      Terumo Corp ........................   38,214
    400      THK Co., Ltd .......................    5,383
    600      TIS, Inc.1 .........................   11,493
  5,000      Tobu Railway Co., Ltd ..............   14,199
  1,500      Toho Co ............................   13,167
  3,600      Tohoku Electric Power Co ...........   53,247
  1,000      Tokyo Broadcasting System, Inc .....   12,184
  9,700      Tokyo Electric Power Co., Ltd ......  185,397
  1,500      Tokyo Electron Ltd .................   71,081
 25,000      Tokyo Gas Co., Ltd .................   71,830
 12,000      Tokyu Corp .........................   38,676

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
 2,000       TonenGeneral Sekiyu K.K ...........  $  14,058
 6,000       Toppan Printing Co., Ltd ..........     42,973
15,000       Toray Industries, Inc .............     34,853
27,000       Toshiba Corp ......................     92,867
 3,000       Tosoh Corp ........................      6,696
 2,000       Tostem Corp .......................     28,815
 3,000       Toto Ltd ..........................     17,814
 2,000       Toyo Seikan Kaisha Ltd ............     18,705
 6,000       Toyobo Co., Ltd ...................     10,443
 1,800       Toyota Industries Corp ............     29,292
23,200       Toyota Motor Corp .................    600,891
 1,000       Trend Micro, Inc.1 ................     15,532
    36       UFJ Holdings, Inc.1 ...............     52,767
   200       Uni-Charm Corp ....................      8,645
 2,000       Uny Co., Ltd ......................     17,223
 2,000       Wacoal Corp .......................     15,574
    12       West Japan Railway Co .............     45,472
   400       World Co., Ltd ....................      7,579
 2,000       Yakult Honsha Co., Ltd ............     26,817
 1,024       Yamada Denki Co., Ltd .............     22,599
 1,000       Yamaha Corp .......................     13,708
 3,000       Yamanouchi Pharmaceutical Co., Ltd      78,201
 4,000       Yamato Transport Co., Ltd .........     44,272
 2,000       Yamazaki Baking Co., Ltd ..........     12,742
 9,000       Yasuda Fire & Marine Insurance
             Co., Ltd. (The) ...................     49,094
 1,000       Yokogawa Electric Corp ............      7,720
                                                 ----------
                                                 10,554,366
                                                 ----------
             LUXEMBOURG--0.07%
 3,754       Arcelor ...........................     43,712
                                                 ----------
             NETHERLANDS--4.23%
12,525       ABN AMRO Holdings NV ..............    239,477
11,409       AEGON NV ..........................    114,245
 2,558       Akzo Nobel NV .....................     67,797
 4,860       ASM Lithography Holding NV1 .......     46,154
   470       Corio NV1 .........................     15,123
   603       DSM NV1 ...........................     25,427
   579       Euronext NV1 ......................     14,355
 1,051       Hagemeyer NV ......................      4,043
 1,969       Heineken NV .......................     69,868
   133       IHC Caland NV .....................      6,790
14,979       ING Groep NV ......................    260,252
 5,992       Koninklijke Ahold NV ..............     49,749
15,421       Koninklijke KPN NV1 ...............    109,262
   922       Koninklijke Numico NV .............     14,188
   402       Koninklijke Vendex KBB NV .........      4,653
    91       Oce NV ............................        939
11,852       Philips Electronics NV ............    225,384
 5,545       Reed Elsevier NV ..................     65,395
   449       Rodamco Europe NV1 ................     23,496
17,854       Royal Dutch Petroleum Co ..........    828,712
 3,230       TNT Post Group NV1 ................     56,082


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
 4,845       Unilever NV--CVA ..................  $ 259,937
 2,051       VNU NV ............................     63,191
 2,483       Wolters Kluwer NV--CVA ............     29,939
                                                  ---------
                                                  2,594,458
                                                  ---------
             NEW ZEALAND--0.11%
 3,639       Carter Holt Harvey Ltd ............      3,813
 1,953       Contact Energy Ltd ................      5,774
16,278       Telecom Corp. of New Zealand Ltd ..     49,937
 2,131       Warehouse Group Ltd ...............      6,463
                                                  ---------
                                                     65,987
                                                  ---------
             NORWAY--0.39%
    22       Aker Kvaerner ASA1 ................        290
 4,600       DNB Holding ASA ...................     22,686
   450       Frontline Ltd .....................      6,421
   600       Gjensidige NOR Sparebank ASA ......     20,988
 1,250       Norsk Hydro ASA ...................     61,475
   900       Norske Skogindustrier ASA .........     13,466
 2,264       Orkla ASA--Class A ................     39,205
   200       Schibsted ASA .....................      2,771
 3,850       Statoil ASA .......................     32,802
 1,300       Storebrand ASA1 ...................      5,223
 1,000       Tandberg ASA1 .....................      5,181
 4,500       Telenor ASA .......................     18,702
 1,450       Tomra Systems ASA .................      6,227
                                                  ---------
                                                    235,437
                                                  ---------
             PORTUGAL--0.29%
16,566       Banco Commercial Portuguese,
             SA (BCP) ..........................     29,106
   780       Banco Espirito Santo, SA (BES) ....     11,555
 4,189       BPI-SGPS, SA (Banco BPI) ..........     11,833
 3,538       Brisa Auto Estradas de Portugal, SA     19,908

 1,455       CIMPOR-Cimentos de Portugal,
             SGPS SA ...........................      5,530
15,257       Electricidade de Portugal, SA .....     32,588
   224       Jeronimo Martins, SGPS, SA1 .......      1,772
 7,974       Portugal Telecom, SA ..............     57,139
11,612       Sonae SGPS, SA1 ...................      6,534
                                                  ---------
                                                    175,965
                                                  ---------
             SINGAPORE--0.67%
14,250       Capitaland Ltd ....................     10,034
 9,200       Chartered Semiconductor
             Manufacturing Ltd.1 ...............      4,754
 4,000       City Developments Ltd .............     10,085
 1,000       Creative Technology Ltd ...........      8,007
 9,349       DBS Group Holdings Ltd ............     54,681
 1,600       Fraser & Neave Ltd ................      7,813
   538       Haw Par Corp., Ltd ................      1,326
 6,000       Keppel Corp., Ltd .................     16,695
 4,000       Neptune Orient Lines Ltd.1 ........      3,362

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------

  8,294      Oversea-Chinese Banking Corp., Ltd . $  47,098
  2,000      Overseas Union Enterprises Ltd .....     7,950
 15,000      Sembcorp Industries Ltd ............    10,903
  5,000      Singapore Airlines Ltd .............    29,528
 11,000      Singapore Exchange Ltd .............     8,557
  4,048      Singapore Press Holdings Ltd .......    42,065
 11,000      Singapore Technologies
             Engineering Ltd ....................    10,869
 55,000      Singapore Telecommunications Ltd ...    47,160
 10,168      United Overseas Bank Ltd ...........    71,597
  2,000      Venture Corp., Ltd .................    18,285
                                                  ---------
                                                    410,769
                                                  ---------
             SPAIN--3.10%
  1,241      Abertis Infraestructuras SA ........    17,343
    372      Acerinox SA ........................    14,217
    501      ACS, Actividades de Construction
             y Servicios, SA ....................    21,373
    980      Aguas de Barcelona SA ..............    13,392
  2,670      Altadis SA .........................    68,435
  1,436      Amadeus Global Travel Distribution
             SA--Class A ........................     8,229
 26,853      Banco Bilbao Vizcaya SA ............   282,153
  1,237      Banco Popular Espanol SA1 ..........    62,502
 36,716      Banco Santander Central Hispano SA .   321,700
  7,960      Endesa SA ..........................   133,273
    403      Fomento de Construcciones
             y Contratas SA .....................    11,259
  2,143      Gas Natural SDG SA .................    43,066
  1,339      Grupo Dragados SA ..................    26,955
    553      Grupo Ferrovial SA .................    15,018
  6,778      Iberdrola SA .......................   117,375
  2,027      Industria de Diseno Textil SA ......    50,976
    524      NH Hoteles SA1 .....................     5,512
    799      Promotora de Informaciones SA ......     7,258
  8,298      Repsol SA ..........................   134,549
  1,191      Sacyr Vallehermoso SA ..............    13,212
      9      Sociedad General de Aguas de
             Barcelona SA1 ......................       115
 40,965      Telefonica SA1 .....................   475,593
  2,611      Terra Networks SA1 .................    15,801
  1,977      Union Electrica Fenosa SA ..........    33,487
  1,359      Zeltia SA1 .........................     9,176
                                                  ---------
                                                  1,901,969
                                                  ---------
             SWEDEN--1.80%
  1,575      ABB Ltd.1 ..........................     5,214
  3,400      ASSA Abloy AB--Class B .............    32,917
  1,328      Atlas Copco AB--Class A ............    33,594
    600      Atlas Copco AB--Class B ............    14,091
    300      Drott AB--Class B ..................     3,785
  3,100      Electrolux AB--Class B .............    61,187
  1,100      Eniro AB ...........................     9,413


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
  2,100      Gambro AB--Class A ................. $  13,904
  4,100      Hennes & Mauritz AB--Class B .......    94,242
    400      Holmen AB--Class B .................    10,918
    600      Modern Times Group Management
             AB--Class B1 .......................     9,219
 22,052      Nordea AB ..........................   106,335
    500      Om AB ..............................    3,560
  2,100      Sandvik AB--Class A ................    54,960
  3,400      Securitas AB--Class B ..............    34,829
  7,100      Skandia Forsakrings AB .............    18,892
  4,200      Skandinaviska Enskilda Bank--Class A    42,761
  4,500      Skanska AB--Class B ................    25,691
    800      SKF AB--Class B ....................    23,086
    700      Ssab Svenskt Stal AB--Class A ......     9,357
  1,866      Svenska Cellulosa AB--Class B ......    63,755
  4,800      Svenska Handelsbanken--Class A .....    78,552
  4,200      Swedish Match AB ...................    31,743
    800      Tele2 AB--Class B1 .................    29,732
125,400      Telefonaktiebolaget LM Ericsson
             AB--Class B1 .......................   134,722
  1,100      Telia AB1 ..........................     4,562
 18,324      Telia Sonera AB ....................    75,331
  1,130      Volvo AB--Class A ..................    23,715
  2,420      Volvo AB--Class B ..................    53,207
  1,400      WM-Data AB--Class B1 ...............     2,134
                                                  ---------
                                                  1,105,408
                                                  ---------
             SWITZERLAND--6.24%
  9,644      ABB Ltd.1 ..........................    31,683
  1,100      Adecco SA ..........................    45,314
     40      Centerpulse AG .....................    10,764
    600      Ciba Specialty Chemicals AG ........    36,322
  4,400      Compagnie Finaciere Richemont AG ...    71,139
 10,040      Credit Suisse Group ................   264,242
     66      Givaudan ...........................    27,773
  1,575      Holcim Ltd.--Registered1 ...........    58,196
    340      Kudelski SA--Bearer1 ...............     6,162
    300      Lonza Group AG .....................    13,732
  3,420      Nestle SA--Registered ..............   705,693
    168      Nobel Biocare Holding AG ...........    11,218
 20,300      Novartis AG--Registered ............   803,284
    300      Roche Holding AG--Bearer5 ..........    36,876
  5,900      Roche Holding AG--Genusss ..........   462,796
     40      Serono SA--Class B .................    23,506
     30      SGS Societe Generale de
             Surveillance Holding SA ............    11,716
  5,313      STMicroelectronics .................   111,407
     70      Sulzer AG--Registered5 .............     9,780
  1,100      Swatch Group AG ....................    20,018
    300      Swatch Group AG--Class B ...........    27,186
  2,700      Swiss Reinsurance ..................   149,597
    250      Swisscom AG--Registered ............    71,057
  1,178      Syngenta AG ........................    59,051

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
      50     Synthes-Stratec, Inc .............. $   35,916
  10,080     UBS AG--Registered ................    560,728
     140     Unaxis Holding AG .................     11,395
   1,260     Zurich Financial Services AG1 .....    150,228
                                                 ----------
                                                  3,826,779
                                                 ----------
             UNITED KINGDOM--21.65%
   5,945     3i Group PLC ......................     55,428
   2,685     AMEC PLC ..........................     11,520
   5,883     Amersham PLC ......................     44,147
   5,766     Amvescap PLC ......................     39,772
   9,117     ARM Holdings PLC1 .................     10,080
   2,821     Associated British Ports Holdings PLC   18,481
  12,114     AstraZeneca PLC ...................    485,759
   2,712     AstraZeneca PLC ...................    109,938
  20,070     Aviva PLC .........................    139,347
   8,622     BAA PLC ...........................     69,787
  29,046     BAE Systems PLC ...................     68,301
   2,377     Balfour Beatty PLC ................      7,570
  56,489     Barclays PLC ......................    419,473
   2,383     Barratt Developments PLC ..........     16,988
   4,569     BBA Group PLC .....................     15,682
   1,312     Berkeley Group PLC (The) ..........     16,162
  31,436     BG Group PLC ......................    139,283
  22,211     BHP Billiton PLC ..................    116,919
   4,086     BOC Group PLC .....................     52,423
   6,846     Boots Group PLC ...................     73,261
 190,422     BP PLC ............................  1,320,542
   1,824     BPB PLC ...........................      9,240
   5,623     Brambles Industries PLC ...........     15,217
   5,984     British Airways PLC1 ..............     14,960
  14,481     British American Tobacco PLC ......    164,285
   5,067     British Land Co. PLC ..............     40,197
  11,280     British Sky Broadcasting Group PLC 1   124,992
  75,619     BT Group PLC ......................    254,247
   3,831     Bunzl PLC .........................     26,852
  14,584     Cable & Wireless PLC ..............     27,195
  18,553     Cadbury Schweppes PLC .............    109,604
   4,511     Canary Wharf Group PLC ............     19,056
   6,126     Capita Group PLC ..................     22,846
   4,706     Carlton Communications PLC ........     11,765
   1,965     Carnival PLC ......................     59,696
   1,999     Celltech Group PLC1 ...............     11,314
  38,281     Centrica PLC ......................    111,021
   9,467     Chubb PLC .........................     11,795
     850     Cobham PLC ........................     16,236
  20,150     Compass Group PLC .................    108,647
   2,847     Daily Mail and General                  26,779
             Trust--Class A ....................
   2,061     Davis Service Group PLC (The) .....     12,890
     799     De La Rue PLC .....................      3,118
  27,247     Diageo PLC ........................    290,904
  16,468     Dixons Group PLC ..................     35,871
   3,502     Electrocomponents PLC .............     18,752


-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
   2,364     EMAP PLC 1 .........................$   33,373
   6,296     EMI Group PLC ......................    12,675
   2,859     Exel PLC ...........................    29,345
   2,825     FKI PLC ............................     3,718
   7,047     GKN PLC ............................    25,874
  51,102     GlaxoSmithKline PLC ................ 1,031,316
  20,985     Granada Compass ....................    31,512
   9,209     Great Universal Stores PLC .........   103,183
   3,115     Hammerson PLC ......................    25,470
   5,697     Hanson PLC .........................    31,752
  14,126     Hays PLC ...........................    22,378
  32,672     HBOS PLC1 ..........................   422,957
  13,391     Hilton Group PLC ...................    40,659
  91,671     HSBC Holdings PLC .................. 1,083,109
   9,373     Imperial Chemical Industries PLC ...    18,986
   6,549     Imperial Tobacco Group PLC .........   117,039
   5,961     InterContinental Hotels Group PLC 1     42,298
   8,534     International Power PLC 1 ..........    18,202
  27,698     Invensys PLC .......................     9,370
   1,893     Johnson Matthey PLC ................    27,583
   2,205     Kelda Group PLC1 ...................    15,555
   3,447     Kidde PLC ..........................     4,835
  23,708     Kingfisher PLC1 ....................   108,466
   4,450     Land Securities Group PLC ..........    57,387
  59,840     Legal & General Group PLC ..........    82,947
   1,127     Liberty International PLC 1 ........    11,521
  46,211     Lloyds TSB Group PLC ...............   328,090
   5,329     Logica PLC .........................    12,597
   2,679     Man Group PLC ......................    52,873
  20,691     Marks & Spencer Group PLC ..........   107,808
   3,853     Misys PLC ..........................    16,340
   5,961     Mitchells & Butlers PLC1 ...........    22,993
  27,191     National Grid Group PLC ............   184,414
   2,890     Next PLC ...........................    48,954
   7,543     Pearson PLC ........................    70,451
   5,168     Peninsular & Oriental Steam
             Navigation Co ......................    20,041
   3,173     Persimmon PLC1 .....................    24,976
  11,860     Pilkington PLC .....................    12,966
   2,290     Provident Financial PLC ............    24,090
  18,066     Prudential Corp. PLC ...............   109,410
   6,567     Rank Group PLC .....................    26,983
   5,439     Reckitt Benckiser PLC ..............    99,805
  11,494     Reed Elsevier PLC ..................    95,641
  15,975     Rentokil Initial PLC ...............    49,889
  11,547     Reuters Group PLC ..................    33,488
   2,430     Rexam PLC ..........................    15,278
   9,373     Rio Tinto PLC ......................   176,324
     818     RMC Group PLC ......................     6,233
   9,158     Rolls-Royce Group PLC ..............    19,381
   9,107     Royal & Sun Alliance Insurance
             Group PLC ..........................    20,851
  23,102     Royal Bank of Scotland Group PLC ...   648,076

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Scudder VIT EAFE(R) Equity Index Fund

SCHEDULE OF INVESTMENTS June 30, 2003 (Unaudited)

-----------------------------------------------------------
Shares       Security                              Value
-----------------------------------------------------------
     5,130   SABMiller PLC ................... $   34,348
     6,430   Safeway PLC .....................     27,322
     8,506   Sage Group PLC (The) ............     22,739
    12,658   Sainsbury (J.) PLC ..............     53,055
     1,369   Schroders PLC ...................     14,227
     5,797   Scottish & Newcastle PLC ........     35,059
     7,030   Scottish and Southern Energy ....     72,388
             PLC
    16,816   Scottish Power PLC ..............    101,007
     3,126   Severn Trent PLC ................     35,284
    81,017   Shell Transport & Trading .......    534,766
             Company PLC
     1,352   Slough Estates PLC ..............      7,625
     7,397   Smith and Nephew PLC ............     42,508
     5,338   Smiths Group PLC ................     61,924
     2,055   Stagecoach Holdings PLC .........      2,102
       512   Tate & Lyle PLC .................      2,894
     6,733   Taylor Woodrow PLC ..............     22,332
    63,151   Tesco PLC .......................    228,479
     2,812   TI Automotive Ltd.--Class A1 ....         --
     8,338   Tomkins PLC1 ....................     31,233
    24,168   Unilever PLC ....................    192,427
     4,311   United Utilities PLC ............     41,901
   581,046   Vodafone Group PLC ..............  1,136,204
     2,115   Whitbread PLC1 ..................     23,663
     4,710   Wolseley PLC ....................     52,094
    10,651   WPP Group PLC ...................     83,486
                                              -----------
                                               13,276,871
                                              -----------
TOTAL COMMON STOCKS
(Cost $70,417,205)                             49,774,257
                                              -----------

             PREFERRED STOCKS--0.29%
             AUSTRALIA--0.18%
    17,725   News Corp., Ltd ................     109,245
                                              -----------
             GERMANY--0.11%
        50   Porsche AG .....................      21,187
       648   ProSiebenSat.1 Media AG ........       4,316
       300   RWE AG .........................       8,075
     1,250   Volkswagen AG ..................      37,479
                                              -----------
                                                   71,057
                                              -----------
TOTAL PREFERRED STOCKS
(Cost $252,856) .............................     180,302
                                              -----------



-----------------------------------------------------------
Principal
Amount*      Security                              Value
-----------------------------------------------------------
             BONDS--0.02%
             UNITED KINGDOM--0.02%
             BG Transco Holdings PLC
GBP  2,0002     4.910%, 12/14/09 .............   $  3,265
GBP  2,0002     4.188%, 12/14/22 .............      3,875
GBP  2,0002     7.000%, 12/16/24 .............      3,816
                                              -----------
                                                   10,956
                                              -----------
TOTAL BONDS
  (Cost$9,920) ...............................     10,956
                                              -----------

             SHORT-TERM INSTRUMENTS--14.01%
             U.S. TREASURY BILLS 4
$ 1,795,000     1.150%, 07/17/033 ............  1,794,188
  6,800,000     0.810%, 07/24/03 .............  6,796,522
                                              -----------
TOTAL SHORT-TERM INSTRUMENTS
  (Cost $8,590,619) ..........................  8,590,710
                                              -----------
CASH EQUIVALENTS--1.57%
    959,925  Daily Assets Fund
               Institutional 1.08% 6
                (Cost $959,925) ....   1.57       959,925
TOTAL INVESTMENTS
  (Cost $80,230,525) ...............  97.07%  $59,516,150

OTHER ASSETS IN EXCESS
     OF LIABILITIES ................   2.93     1,798,371
                                              -----------
NET ASSETS ......................... 100.00%  $61,314,521
                                              -----------
--------------------------------------------------------------------------------
 1 Non-income producing security.
 2 GBP--Great Britain Pounds.
 3 Held as collateral for future contracts.
 4 Rates shown represent effective yield at time of purchase.
 5 All or a portion of this security was on loan (see Note 1). The value of all securities loaned at June 30, 2003 amounted to $910,418.
 6 The rate shown is the annualized seven-day yield at period end.
 *Principal amount stated in US dollars unless otherwise stated.



--------------------------------------------------------------------------------
Sector Allocation
As of June 30, 2003
(percentages are based on market value* of total investments in the Fund)
A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
Financial Services ..........   25.37%
Consumer Discretionary ......   13.22
Healthcare ..................    9.57
Energy ......................    8.98
Industrials .................    8.61
Consumer Staples ............    8.58
Telecommunication Services ..    7.93
Information Technology ......    6.36
Materials ...................    6.20
Utilities ...................    5.03
Other .......................    0.15
                              --------
                               100.00%
                              --------
* Excluding Cash Equivalents.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Scudder VIT EAFE(R) Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


-----------------------------------------------------------------------------------------------
                                                                                  June 30, 2003
-----------------------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $79,270,600) .....................................   $ 58,556,225
   Investments in affiliated issuers, at value (cost $959,925) .................        959,925
   Cash1 .......................................................................      1,460,361
   Receivable for capital shares sold ..........................................        201,251
   Due from advisor ............................................................          1,601
   Due from broker .............................................................      1,407,079
   Dividends and interest receivable ...........................................        157,347
                                                                                   ------------
Total assets ...................................................................     62,743,789
                                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed .........................................        148,787
   Payable upon return of securities loaned ....................................        959,925
   Payable for securities purchased ............................................         13,086
   Variation margin payable for futures contracts ..............................         75,368
   Unrealized depreciation on forward foreign currency exchange contracts ......        117,328
   12b-1 fees payable ..........................................................            116
   Administration fee payable ..................................................         36,039
   Custody fee payable .........................................................         36,786
   Accrued expenses and other ..................................................         41,833
                                                                                   ------------
Total liabilities ..............................................................      1,429,268
                                                                                   ------------
NET ASSETS .....................................................................   $ 61,314,521
                                                                                   ------------
COMPOSITION OF NET ASSETS:
   Paid-in-capital .............................................................   $101,061,496
   Undistributed net investment income .........................................        537,337
   Accumulated net realized loss on investment and foreign currency transactions    (18,831,514)
   Net unrealized depreciation on investments and foreign currencies ...........    (21,452,798)
                                                                                   ------------
NET ASSETS .....................................................................   $ 61,314,521
                                                                                   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A2 ....................................................................   $       6.62
                                                                                   ------------
   Class B3 ....................................................................   $       6.62
                                                                                   ------------

--------------------------------------------------------------------------------
1  Includes foreign currency of $1,395,670 with a cost of $1,377,577
2 Net asset value, redemption price and offering price per share (based on net assets of $60,635,496 and 9,160,677 shares outstanding at June 30, 2003 and
   0.001 par value, unlimited number of shares authorized).
3 Net asset value, redemption price and offering price per share (based on net assets of $679,025 and 102,498 shares outstanding at June 30, 2003 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

------------------------------------------------------------------------------------
                                                                         For the Six
                                                                        Months Ended
                                                                       June 30, 2003
------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ............................................................   $   935,812
Interest .............................................................        60,459
Securities lending income ............................................        16,127
Less: foreign taxes withheld .........................................      (102,718)
                                                                         -----------
TOTAL INVESTMENT INCOME ..............................................       909,680
                                                                         -----------
EXPENSES:
Advisory Fees ........................................................       125,786
Administration and service fees ......................................        71,372
Custodian fees .......................................................        48,550
Printing and shareholder reports .....................................        20,809
Transfer agent fees ..................................................        31,176
Professional fees ....................................................        16,531
Trustees fees ........................................................           766
12b-1 fees (Class B Shares) ..........................................           401
Miscellaneous ........................................................           867
                                                                         -----------
Total expenses .......................................................       316,258
Less: fee waivers ....................................................      (134,568)
                                                                         -----------
Net expenses .........................................................       181,690
                                                                         -----------
NET INVESTMENT INCOME ................................................       727,990
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCIES Net realized gain (loss) from:
Investment transactions ..............................................    (1,435,449)
Foreign currency transactions ........................................     1,143,071
Futures contracts ....................................................       115,938
Net change in unrealized appreciation/depreciation on investments
and foreign currencies ...............................................     4,286,436
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES     4,109,996
                                                                         -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................   $ 4,837,986
                                                                         -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------
                                                                 For the Six            For the
                                                                Months Ended         Year Ended
                                                             June 30, 2003 1  December 31, 2002
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income ....................................   $    727,990      $  1,296,569
   Net realized loss from investment and foreign
     currency transactions ..................................       (176,440)      (13,977,978)
   Net change in unrealized
   appreciation/depreciation on
     investments and foreign currencies .....................      4,286,436        (3,268,241)
                                                                ------------      ------------
Net increase (decrease) in net assets from operations........      4,837,986       (15,949,650)
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A ................................................     (2,732,870)         (883,867)
     Class B ................................................        (17,000)           (3,760)
                                                                ------------      ------------
Total distributions .........................................     (2,749,870)         (887,627)
                                                                ------------      ------------
SHARE TRANSACTIONS
   Net increase (decrease) resulting from Class A Shares.....      3,293,343       (22,161,159)

   Net increase resulting from Class B Shares................        407,475           282,490

                                                                ------------      ------------
Net increase (decrease) in net assets
from capital share transactions .............................      3,700,818       (21,878,669)
                                                                ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................      5,788,934       (38,715,946)
                                                                ------------      ------------
NET ASSETS
   Beginning of Year ........................................     55,525,587        94,241,533
                                                                ------------      ------------
   End of Year (including undistributed net investment income
     of $537,337 and $2,559,217, respectively) ..............   $ 61,314,521      $ 55,525,587
                                                                ------------      ------------

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



-------------------------------------------------------------------------------------------------
Class A Shares                For the Six
                             Months Ended
                                 June 30,                     For the Years Ended December 31,
                                   2003 1     2002       2001       2000       1999       1998
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
  BEGINNING OF PERIOD .........   $  6.47  $    8.39  $   11.14  $   13.60  $   11.18  $    9.34
                                  -------  ---------  ---------  ---------  ---------  ---------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
  Net investment income2 ......      0.08       0.11       0.14       0.14       0.15       0.12
  Net realized and unrealized
     gain (loss) on investments
     and foreign currencies ...      0.38      (1.92)     (2.89)     (2.41)      2.92       1.89
                                  -------  ---------  ---------  ---------  ---------  ---------
  Total from investment
     operations ...............      0.46      (1.81)     (2.75)     (2.27)      3.07       2.01
                                  -------  ---------  ---------  ---------  ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......     (0.31)     (0.11)        --         --      (0.23)     (0.16)
  Net realized gain from
     investment and futures
     transactions .............        --         --         --      (0.19)     (0.42)     (0.01)
                                  -------  ---------  ---------  ---------  ---------  ---------
  Total distributions .........     (0.31)     (0.11)        --      (0.19)     (0.65)     (0.17)
                                  -------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD ...............   $  6.62  $    6.47  $    8.39  $   11.14  $   13.60  $   11.18
                                  -------  ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN3 ......      7.53%    (21.60)%   (24.69)%   (16.66)%    27.60%     21.60%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (000s omitted) ...           $60,635  $  55,265  $  94,242  $  80,064  $  54,499  $  39,956
  Ratios to average net assets:
     Net investment income ....      2.60%4     1.45%      1.38%      1.17%      1.37%      1.20%
     Expenses after waivers
       and/or reimbursements ..      0.65%4     0.65%      0.65%      0.65%      0.65%      0.65%
     Expenses before waivers
       and/or reimbursements ..      1.13%4     0.92%      0.80%      0.92%      1.15%      1.66%
  Portfolio turnover rate .....         9%4       25%5       19%         4%        29%         7%

--------------------------------------------------------------------------------
1  Unaudited.
2  Calculated based on average shares method.
3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
4  Annualized.
5  Portfolio turnover excludes the impact of redemption in kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------
Class B Shares                                                                For the Period
                                                            For the Six     April 30, 2002 2
                                                           Months Ended              through
                                                        June 30, 2003 1    December 31, 2002
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......................   $   6.47              $  8.33
                                                               --------              -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income3 ...................................       0.08                 0.06
  Net realized and unrealized gain (loss) on investments
     and foreign currencies ................................       0.37                (1.83)
                                                               --------              -------
Total from investment operations ...........................       0.45                (1.77)
                                                               --------              -------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................      (0.30)               (0.09)
  Net realized gain from investment and futures transactions         --                   --
                                                               --------              -------
Total distributions ........................................      (0.30)               (0.09)
                                                               --------              -------
NET ASSET VALUE, END OF PERIOD .............................   $   6.62              $  6.47
                                                               --------              -------
TOTAL INVESTMENT RETURN4 ...................................       7.35%              (21.17)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s omitted) .................   $    679              $   260
  Ratios to average net assets:
     Net investment income5 ................................       2.53%                1.26%
     Expenses after waivers and/or reimbursements 5 ........       0.90%                0.90%
     Expenses before waivers and/or reimbursements 5 .......       1.38%                1.30%
  Portfolio turnover rate ..................................          9%5                 25%6

--------------------------------------------------------------------------------
1  Unaudited.
2  Commencement of operations.
3  Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
5  Annualized.
6  Portfolio turnover excludes the impact of redemption in-kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the `Trust') is registered under the Investment Company Act of 1940 (the `1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT EAFE(R) Equity Index Fund (the `Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE(R) Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in U.S. dollars. The Fund determines the U.S. dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.
--------------------------------------------------------------------------------
                                       21

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the U.S. dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net U.S. dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At June 30, 2003, $959,925 of cash collateral was invested in the Daily Assets Fund Institutional.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. (`Advisor' or `DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.45%.

Effective April 30, 2003, Northern Trust Investments, Inc. (`NTI') serves as subadvisor to the Fund. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the Fund.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of average daily net assets for Class A Shares and 0.90% of average daily net assets for Class B Shares until April 30, 2005.

Deutsche Bank Trust Company Americas (`Custodian'), an affiliate of the Advisor, is the Fund's Custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of Deutsche Asset Management, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. (`Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC Distributors, Inc.) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital shares were as follows:

                                                               Class A Shares
                -------------------------------------------------------------
                      For the Six Months Ended             For the Year Ended
                               June 30, 2003 1              December 31, 2002
               -------------------------------  -----------------------------
                     Shares             Amount         Shares          Amount
               ------------      -------------  -------------   -------------
Sold             22,143,358      $ 138,500,691     66,892,323   $ 488,361,695
Reinvested          453,211          2,732,870        139,411         883,867
Redeemed
   in-kind               --                 --     (5,914,810)    (39,037,744)
Redeemed        (21,981,824)      (137,940,218)   (63,803,118)   (472,368,977)
               ------------      -------------  -------------   -------------
Net increase        614,745        $ 3,293,343     (2,686,194)  $ (22,161,159)
               ------------      -------------  -------------   -------------

                                                               Class B Shares
              ---------------------------------------------------------------
                    For the Six Months Ended  For the Period April 30, 2002 2
                         June 30,    through                December 31, 2002
                         20031
             -------------------------------    -----------------------------
                   Shares             Amount           Shares          Amount
             ------------      -------------    -------------   -------------
Sold              170,274      $   1,098,156          403,227  $    2,790,215
Reinvested          2,814             17,000              591           3,760
Redeemed         (110,768)          (707,681)        (363,640)     (2,511,485)
             ------------      -------------    -------------   -------------
Net increase       62,320      $     407,475           40,178  $      282,490
             ------------      -------------    -------------   -------------

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than U.S. Government and short-term obligations, for the six months ended June 30, 2003, were $2,832,654 and $2,120,954, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, foreign currency transactions, in-kind redemptions, and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed          Undistributed
Net Investment           Net Realized                  Paid-in
        Income              Gain/Loss                  Capital
--------------          -------------            -------------
    $1,555,353              $579,418             $ (2,134,771)

For federal income tax purposes, the tax basis of investments held at December 31, 2002 was $82,548,857. The net unrealized depreciation for all securities based on tax cost was $25,868,058. The aggregate gross unrealized appreciation for all investments at December 31, 2002 was $508,965 and the aggregate gross unrealized depreciation for all investments was $26,377,023. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies. The tax basis of investments excludes basis adjustments due to foreign futures, forwards and currency contracts.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the years ended December 31, 2002 and 2001 were characterized as follows for tax purposes:

Distributions paid from:            2002         2001
---------------------------        -----        -----
Ordinary income               $  887,627         $--

--------------------------------------------------------------------------------
                                       23

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The tax character of current year distributions will be determined at the end of the current year.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $   2,749,214
Accumulated capital loss                    $ (18,315,919)
Unrealized appreciation/(depreciation)      $ (26,268,386)

At December 31, 2002, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $14,283,491, of which $284,468 expires in 2008, $2,781,595 expires in 2009 and $11,217,428 expires in
2010.

For the year ended December 31, 2002, the Fund deferred to January 1, 2003 post-October capital losses of $4,032,428.

NOTE 7--LINE OF CREDIT
Effective April 11, 2003, the Fund entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving line of credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under its agreement.

Prior to April 11, 2003, the Fund participated with other affiliated entities in an unsecured revolving line of credit facility with a syndicate of banks in the amount of $200,000,000.

NOTE 8--OPEN FORWARD FOREIGN CURRENCY CONTRACTS The Fund had the following open contracts at June 30, 2003:

                                                                                                            Unrealized
                                                                                               Contract   Depreciation
Contracts to Receive                        In Exchange For      Settlement Date          Value (U.S.$)        (U.S.$)
----------------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------------
Euro                           4,000,000         $4,684,000              7/10/03             $4,597,816      $(86,184)
Japanese Yen                 130,000,000          1,095,198              7/10/03              1,085,000       (10,198)
British Pound                  2,500,000          4,150,000              7/10/03              4,129,054       (20,946)
----------------------------------------------------------------------------------------------------------------------
                                                            Total Net Unrealized Depreciation               $(117,328)
----------------------------------------------------------------------------------------------------------------------


NOTE 9--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2003 is as follows:

                                                                                                           Market Value
                                                                                                             Unrealized
                                                                                                          Appreciation/
Type of Futures               Expiration           Contracts         Position           Market Value     (Depreciation)
------------------------------------------------------------------------------------------------------------------------
IBEX PLUS Index Futures            July-03                 3             Long            $   233,676           $(5,664)
Hang Seng Index Futures            July-03                 5             Long                307,253               764
SPI 200 Index Futures         September-03                14             Long                708,417           (18,426)
Euro Stoxx 50                 September-03               107             Long              2,982,120           (60,021)
DAX Index Futures             September-03                 1             Long                 92,686             1,521
CAC 40 Index Futures          September-03                 3             Long                106,658              (435)
MIB30 Index Futures           September-03                 3             Long                433,247               556
Nikkei 225 Index Futures      September-03                29             Long              1,318,775               325
FTSE 100 Index Futures        September-03                74             Long              4,901,584          (169,542)
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                        $(250,922)
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       24

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The `market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2003, the Fund pledged securities with a value of $1,705,250 to cover margin requirements on open futures contracts.

NOTE 10--REDEMPTION IN-KIND
The Fund satisfied a redemption request on November 12, 2002 with a transfer of securities and cash totaling $39,037,744. The Fund accounts for the transaction as a sale of securities which resulted in a realized capital loss to the Fund of $1,999,835.

NOTE 11--SHAREHOLDER MEETING RESULTS
A Special Meeting of Shareholders of the Fund was held on March 17, 2003. At the meeting the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Fund and the Advisor.

Affirmative         Against              Abstain
-----------         -------              -------
7,154,698           231,907              761,814

2. To approve an investment subadvisory agreement for the Fund between DeAM, Inc. and Northern Trust Investments, Inc. (`NTI').

Affirmative         Against              Abstain
-----------         -------              -------
7,034,603           351,042              762,776

NOTE 12--OTHER INFORMATION
On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Fund approved changing the Fund's custodian to State Street Bank and Trust Company (`State Street') at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank and Trust Companies Americas (formerly, Bankers Trust Company), an affiliate of the Fund's Advisor, currently serves as the custodian to the Fund. On July 21, 2003, State Street is the Fund's custodian.

In connection with the transaction, on January 13, 2003 the Board approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for the Fund, subject to oversight from Deutsche. At a later date, DeAM, Inc. will make recommendations to the Fund's Board regarding its security lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.

In addition, on January 31, 2003, Deutsche Bank AG completed its sale of the global passive equity, enhanced equity and passive fixed income businesses to NTI, an indirect subsidiary of Northern Trust Corporation. Under this agreement, DeAM, Inc. would remain the investment advisor to the Fund and NTI would become the subadvisor, subject to Board and shareholder approval and satisfaction of certain other conditions. Effective April 30, 2003, NTI serves as subadvisor to the Fund.

--------------------------------------------------------------------------------
                                       25

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche
Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset
Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.



Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT5SA (6/30/02) MARS #24744


[LOGO] Printed on recycled paper



[LOGO OMITTED]
SCUDDER
INVESTMENTS


[LOGO OMITTED]
Deutsche Asset Management

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

  (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT EAFE Equity Index Fund

By:                                 /S/ RICHARD T. HALE
                                    -------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               AUGUST 19, 2003
                                    ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT EAFE Equity Index Fund

By:                                 /S/ RICHARD T. HALE
                                    -------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               AUGUST 19, 2003
                                    ---------------



By:                                 /S/ CHARLES A. RIZZO
                                    ---------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               AUGUST 19, 2003
                                    ---------------